Alger Capital Appreciation Institutional Fund
Alger Capital Appreciation Institutional Fund
INVESTMENT OBJECTIVE
Alger Capital Appreciation Institutional Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Capital Appreciation Institutional Fund (USD $)	Alger Capital Appreciation Institutional Fund Class I	Alger Capital Appreciation Institutional Fund Class R
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Capital Appreciation Institutional Fund		Alger Capital Appreciation Institutional Fund Class I	Alger Capital Appreciation Institutional Fund Class R
Management Fees	[1]	0.80%	0.80%
Distribution (12b-1) Fees		none	0.50%
Other Expenses (including shareholder servicing fees of .25%)		0.39%	0.39%
Total Annual Fund Operating Expenses		1.19%	1.69%
[1]	The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Institutional Fund. The management fee for assets up to $2 billion in assets is .81%. The management fee for assets in excess of $2 billion is .65%, with an additional breakpoint of .60% for assets in excess of $4 billion. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2013, was .80%.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example Alger Capital Appreciation Institutional Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger Capital Appreciation Institutional Fund Class I	121	378	654	1,443
Alger Capital Appreciation Institutional Fund Class R	172	533	918	1,998

Expense Example No Redemption Alger Capital Appreciation Institutional Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger Capital Appreciation Institutional Fund Class I	121	378	654	1,443
Alger Capital Appreciation Institutional Fund Class R	172	533	918	1,998

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 124.43% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary use of derivatives will involve entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)

Best Quarter: Q2 2009 20.56% Worst Quarter: Q4 2008 -21.96%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2013
Average Annual Returns Alger Capital Appreciation Institutional Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger Capital Appreciation Institutional Fund Class I	34.81%	21.67%	11.18%	12.15%		Nov. 08, 1993
Alger Capital Appreciation Institutional Fund Class R	34.12%	21.06%	10.62%	11.59%	[1]	Jan. 27, 2003
After Taxes on Distributions Alger Capital Appreciation Institutional Fund Class I	29.66%	20.19%	10.50%	9.97%
After Taxes on Distributions and Sale of Fund Shares Alger Capital Appreciation Institutional Fund Class I	21.24%	17.31%	9.08%	9.20%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	33.48%	20.39%	7.83%	8.58%		Nov. 08, 1993
[1]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.